Summary of significant accounting policies Additional Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Description of value added tax.		The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019
Loan payable to third parties	$ 3,395,861	$ 7,000,000.0
Loan payable to third parties	0	7,002,385
Restricted cash	$ 4,827	422,832
Restricted cash remaining frozen bank balance		$ 422,832
Warranty period	12 years
Warrant [Member]
Warrants expired	557
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,322	27,322
Warrant [Member] | Represents the information pertaining to split-adjusted amount.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,235
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%
Unsecured loan
Loan payable to third parties	$ 3,395,861	$ 7,000,000.0
Loan, interest rate per annum	6.00%	6.00%
Loan, maturity term	1 year